ORGANIZATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION
ORGANIZATION

1. ORGANIZATION

(a)  Principle activities, subsidiaries and VIEs

KE Holdings Inc. (“the Company”) was incorporated in the Cayman Islands on July 6, 2018 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company through its consolidated subsidiaries, variable interest entities (the “VIE”s) and the subsidiaries of the VIEs (collectively, the “Group”), is principally engaged in operating a leading integrated online and offline platform for housing transactions and services in the People’s Republic of China (the “PRC” or “China”).

As of December 31, 2023, the details of the Company’s major subsidiaries and consolidated VIEs (inclusive of the VIEs’ subsidiaries) are as follows:

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Islands	100%
Beike Finance Holdings (Cayman) Limited	August 14, 2018	Cayman Islands	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike Kestone Holdings (Hong Kong) Limited	August 13, 2018	Hong Kong	100%
Beike (Tianjin) Investment Co., Ltd.	September 29, 2018	PRC	100%
Beihan(Tianjin) Technology Co., Ltd.	November 27, 2019	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd.	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd.	July 25, 2005	PRC	100%
Beijing Fangyuan Real Estate Consulting Services Co., Ltd.	October 24, 2016	PRC	100%
Beijing Gaoce Real Estate Brokerage Co., Ltd.	December 27, 2011	PRC	100%
Beijing Lianjia Gaoce Real Estate Brokerage Co., Ltd.	September 20, 2016	PRC	100%
Deyou Real Estate Agency Co., Ltd.	September 5, 2002	PRC	100%
Shanghai Xiaoheng Internet Technology Co., Ltd.	October 30, 2017	PRC	100%
Shanghai Deyou Property Consulting Co., Ltd.	April 16, 2014	PRC	100%
Sichuan Lianjia Real Estate Brokerage Co., Ltd.	December 30, 2009	PRC	100%
Ningbo Fangjianghu Internet Technology Co., Ltd.	July 17, 2018	PRC	100%
Tianjin Haibei Information Technology Co., Ltd.	September 14, 2018	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd.	August 3, 2015	PRC	100%
Beike Zhaofang Technology Co., Ltd.	November 21, 2017	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Shanghai Haibi Technology Co., Ltd.	October 25, 2018	PRC	100%
Deyou (Tianjin) Real Estate Brokerage Service Co., Ltd.	October 16, 2017	PRC	100%
Shanghai Huibeiju Technology Co., Ltd.	October 27, 2022	PRC	100%
Shanghai Chenhaibei Internet Technology Co., Ltd.	January 16, 2020	PRC	100%
Beijing Beiwoo Decoration Co., Ltd.	January 5, 2022	PRC	100%
Beike Meijia Supply Chain Management (Zhejiang) Co., Ltd.	December 29, 2022	PRC	100%
Shengdu Home Renovation Co., Ltd.	April 20, 2022	PRC	100%
Beijing Meichen Information Consulting Co., Ltd.	September 6, 2016	PRC	100%
Shanghai Shengyi Investment Management Co., Ltd.	December 25, 2018	PRC	100%
Beijing Lianjia Rongsheng Management Consulting Co., Ltd.	August 9, 2016	PRC	100%
Beijing Xinfu Home Rental Co., Ltd.	September 5, 2013	PRC	100%
Tianjin Haibei Technology Services Co., Ltd.	July 14, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”) (i)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%
(i)

The Company has 30% direct shareholding in Beijing Lianjia through one of its wholly owned PRC subsidiaries. The Company depends on a series of contractual arrangements to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810.

1. ORGANIZATION (CONTINUED)

(b)  History and reorganization of the Group

The Group commenced operations in the PRC in 2001 through Beijing Lianjia, which was established in September 2001 by Mr. Zuo Hui (the “Founder” and permanent chairman emeritus of the Company). Beijing Lianjia and its subsidiaries developed various businesses over time and expanded nationwide in China. During January 2017, the Group restructured Yiju Taihe, which was originally a subsidiary of Beijing Lianjia and operated financial service businesses, to mirror the holding structure substantially identical to that of Beijing Lianjia. In November 2017, the Group incorporated Tianjin Xiaowu, to conduct operations related to value-added telecommunication services. The Founder is the ultimate controlling party of the Group as he has held majority voting power over the Group throughout the Group’s history.

Along with the launch of the Group’s Beike platform, the Company was incorporated in the Cayman Islands in July 2018 as the Group’s holding company to facilitate offshore financing. During July to December 2018, the Company established a series of intermediary holding entities which directly or indirectly hold the equity interests in Beike (Tianjin) Investment Co., Ltd., Jinbei (Tianjin) Technology Co., Ltd. and Beike Jinke (Tianjin) Technology Co., Ltd., all of which are the Company’s wholly – owned PRC subsidiaries (collectively, “WFOEs”). Through a series of transactions, most of the original subsidiaries of Beijing Lianjia have become the subsidiaries of the applicable WFOEs and the Group’s other PRC subsidiaries. For example, most of Beijing Lianjia’s operating entities are transferred to Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. and Lianjia (Tianjin) Enterprise Management Co., Ltd., both of which are wholly – owned subsidiaries of Beike (Tianjin) Investment Co., Ltd.

Then, through a series of reorganization transactions (the “Reorganization”), the Company became the primary beneficiary of Beijing Lianjia, Yiju Taihe and Tianjin Xiaowu through contractual arrangements. In connection with the Reorganization, most of the shareholders of Beijing Lianjia and Yiju Taihe or such shareholders’ affiliates subscribed for ordinary shares, Series B and C convertible redeemable preferred shares of the Company as applicable, substantially in proportion to their previous respective equity interests in Beijing Lianjia and Yiju Taihe prior to the Reorganization. To effect the Reorganization, the Group returned onshore capital of RMB3,000 million and RMB6,931 million to preferred shareholder in 2018 and 2019, respectively. Such capital was reinjected to the Group offshore in 2019.

The Reorganization was completed on December 28, 2018.

During the second quarter of 2020, certain subsidiaries of Yiju Taihe operating businesses that do not restrict foreign ownership became the subsidiaries of the WFOEs.

On July 22, 2020, the Company effected a 5-for-1 share subdivision, following which each of the Company’s issued ordinary shares and preferred shares was subdivided into five ordinary shares and preferred shares, respectively. Upon the subdivision, the number of shares reserved for issuance under the Company’s existing share incentive plans and the number of shares to be issued under the options and other awards granted by the Company pursuant to the existing share incentive plans were adjusted to reflect the subdivision. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 5-for-1 share subdivision.

The Company has completed its initial public offering and been listed on the New York Stock Exchange since August 2020.

The Company has completed its listing on the Main Board of The Stock Exchange of Hong Kong Limited (the “HKEX”) by way of introduction in May 2022.

1. ORGANIZATION (CONTINUED)

(c)VIE Companies

Due to the restrictions imposed by PRC laws and regulations on foreign ownership of companies engaged in value-added telecommunication services, finance businesses and certain other businesses, the Group operates its platforms and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group and several other individuals and entities affiliated with the Group (“Nominee Shareholders”). The Group depends on a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810, making it the primary beneficiary of the VIEs. These contractual agreements include powers of attorney, exclusive business cooperation agreements, exclusive option agreements, equity pledge agreements and spousal consent letters. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration dates. Management concludes that these PRC domestic companies are VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements.

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the VIEs and their Nominee Shareholders:

i)Contractual Agreements with VIEs

Power of Attorney

Pursuant to the power of attorney agreements among the WFOEs, the VIEs and their respective Nominee Shareholders, each Nominee Shareholder of the VIEs irrevocably undertakes to appoint the WFOE, or a PRC citizen designated by the WFOE as the attorney-in-fact to exercise all of the rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as appoint or remove directors and other senior management, and other voting rights pursuant to the articles of association (subject to the amendments) of the VIEs. Each power of attorney agreement is irrevocable and remains in effect as long as the Nominee Shareholder continues to be a shareholder of the VIEs.

Exclusive Business Cooperation Agreements

Pursuant to the exclusive business cooperation agreements among the WFOEs and the VIEs, respectively, the WFOEs have the exclusive right to provide the VIEs with services related to, among other things, comprehensive technical support, professional training, consulting services and marketing and promotional services. Without prior written consent of the WFOEs, the VIEs agree not to directly or indirectly accept the same or any similar services provided by any others regarding the matters ascribed by the exclusive business cooperation agreements. The VIEs agree to pay the WFOEs services fees, which will be determined by the WFOEs. The WFOEs have the exclusive ownership of intellectual property rights created as a result of the performance of the agreements. The agreements will remain effective except that the WFOEs are entitled to terminate the agreements in writing.

1. ORGANIZATION (CONTINUED)

Exclusive Option Agreements

Pursuant to the exclusive option agreements among the WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders of the VIEs irrevocably grant the respective WFOEs an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIEs (except for 3.03% of Beijing Lianjia’s equity interests pledged to a third party as of December 31, 2018, while the pledge was removed in December 2019 and all equity interests were subject to the exclusive option agreements).The purchase price with respect to the equity interests in Tianjin Xiaowu shall be the amount of paid-in capital or the lowest price permitted by applicable PRC law, and the purchase price with respect to the equity interests in other VIEs shall be the higher of RMB1 or the lowest price permitted by applicable PRC law. The shareholders of the VIEs further undertake to pay to the WFOEs any dividends and other distributions they receive in relation to the equity interests they held in the VIEs, to the extent permitted by PRC law. The shareholders of the VIEs undertake that, without prior written consent of the WFOEs, they will not create any pledge or encumbrance on their equity interests in the VIEs, approve any transfer or in any manner disposal of their equity interests, or any disposition of any assets of the VIEs (other than limited exceptions). The shareholders of each of the VIEs agree, among other things, without prior written consent of the WFOEs, not to cause the relevant VIEs to merge with any other entities, increase or decrease its registered capital, declare or distribute dividends, amend its articles of association, enter into any material contract (other than those occurring in the ordinary course of business), appoint or remove its directors, supervisors or other management, be liquidated or dissolved (unless mandated by PRC laws), lend or borrow money (except for payables incurred in the ordinary course of business other than through loans) or undertake any actions that may adversely affect the VIEs’ operating status and asset value. These agreements will remain effective until all of the equity interests of the relevant VIEs have been transferred to the WFOEs and/or its designated person. Jinbei (Tianjin) Technology Co., Ltd. has the unilateral right to terminate the agreement with Tianjin Xiaowu.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among the WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders of the VIEs pledged all of their respective equity interests in the VIEs to the WFOEs as security for performance of the obligations of the VIEs and their Nominee Shareholders under the exclusive business cooperation agreements, the power of attorney agreements, the exclusive option agreements and the equity pledge agreements, except for 3.03% of Beijing Lianjia’s equity interests pledged to a third party as of December 31, 2018. The pledge was removed in December 2019 and all equity interests became subject to the equity pledge agreements. The Nominee Shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, unless otherwise approved by the WFOEs in writing, they will not transfer the pledged equity interests or create or allow any new pledge or other encumbrance on the pledged equity interests. As of the date of this report, the Group has registered all such equity pledges with the local branch of the State Administration for Market Regulation in accordance with PRC laws to perfect the respective equity pledges. After the completion of the equity pledge registrations, in the event of a breach by the VIEs or its shareholders of contractual obligations under these agreements, the WFOEs will have the right to dispose of the pledged equity interests in the VIEs.

Spousal Consent Letters

Pursuant to the spousal consent letters, each of the spouses of the applicable individual Nominee Shareholders of the VIEs unconditionally and irrevocably agrees that the equity interest in the VIEs held by and registered in the name of his or her respective spouse will be disposed of pursuant to the relevant exclusive business cooperation agreements, equity pledge agreements, the exclusive option agreements and the power of attorney agreements, without his or her consent. In addition, each of them agrees not to assert any rights over the equity interest in the VIEs held by her respective spouses. In addition, in the event that any of them obtains any equity interest in the VIEs held by their respective spouses for any reason, such spouses agree to be bound by similar obligations and agreed to enter into similar contractual arrangements.

1. ORGANIZATION (CONTINUED)

ii)Risks in relation to VIE structure

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. The Company has concluded that (i) the ownership structure of the VIEs is not in violation of any existing PRC law or regulation in any material respect; and (ii) each of the VIE Contractual Agreements is valid, legally binding and enforceable to each party of such agreements and will not result in any violation of PRC laws or regulations currently in effect. However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear that whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIEs could be severely limited.

In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIEs;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations; and
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

1. ORGANIZATION (CONTINUED)

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIEs. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the Nominee Shareholders of the VIEs fail to perform their obligations under those arrangements.

Summary of Financial Information of the VIEs

In accordance with VIE Contractual Agreements, the Company (1) could exercise all shareholder’s rights of the VIEs and has power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered as ultimate primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the registered capital of the VIEs amounting to approximately RMB2.5 billion and RMB2.5 billion as of December 31, 2022 and 2023, as well as certain non-distributable statutory reserves amounting to approximately RMB109.3 million and RMB142.7 million as of December 31, 2022 and 2023. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

1. ORGANIZATION (CONTINUED)

Summary of Financial Information of the VIEs (Continued)

The following table sets forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs (inclusive of the VIEs’ subsidiaries, and the consolidated trusts as discussed in Note 2.12) taken as a whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated. The following disclosures present the financial positions of the businesses that currently constitute the VIE entities as of December 31, 2022 and 2023 and the operation results for the years ended December 31, 2021, 2022 and 2023.

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Cash and cash equivalents	1,873,989	2,232,732
Restricted cash	3,806,783	3,933,122
Short‑term investments	447,583	—
Short‑term financing receivables, net	645,884	1,310,625
Accounts receivable, net	23,374	27,610
Amounts due from and prepayments to related parties	335,067	332,192
Loan receivables from related parties	20,000	—
Prepayments, receivables and other assets	391,727	369,922
Amounts due from non‑VIE subsidiaries of the Group	3,041,482	2,671,350
Total current assets	10,585,889	10,877,553
Property and equipment, net	82,753	72,754
Right‑of‑use assets	73	199
Intangible assets, net	33,786	26,395
Goodwill	7,522	7,522
Other non‑current assets	66,128	58,420
Total non‑current assets	190,262	165,290
Total assets	10,776,151	11,042,843
Accounts payable	62,910	68,000
Amounts due to related parties	822	905
Employee compensation and welfare payable	386,874	371,917
Customer deposits payable	2,915,103	2,540,511
Income taxes payable	50,383	35,274
Lease liabilities current portion	369	383
Contract liabilities	5,572	4,291
Accrued expenses and other current liabilities	199,443	153,102
Amounts due to non‑VIE subsidiaries of the Group	3,432,642	4,802,196
Total current liabilities	7,054,118	7,976,579
Deferred tax liabilities	4,483	3,788
Lease liabilities non‑current portion	23	—
Total non‑current liabilities	4,506	3,788
Total liabilities	7,058,624	7,980,367

1. ORGANIZATION (CONTINUED)

Summary of Financial Information of the VIEs (Continued)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	946,883	470,564	595,498
Total net revenues from non-VIE subsidiaries of the Group	184,717	183,146	263,430
Total net revenues	1,131,600	653,710	858,928
Net income (loss)	(52,557)	97,023	194,948

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Net cash provided by (used in) operating activities	(1,604,900)	(1,537,384)	1,598,138
Net cash provided by (used in) investing activities	3,784,129	185,267	(193,772)
Net cash used in financing activities	(1,440,230)	(849,738)	(919,284)
Net increase (decrease) in cash, cash equivalents and restricted cash	738,999	(2,201,855)	485,082